Schedule of Fair Value Measurements (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance		$ 9,105,335	$ 8,802,196		$ 8,802,196	$ 8,802,196	$ 3,121,591
Change in fair value		909,418	303,139		1,212,557	(2,752,430)	4,078,431
Balance		10,014,753	9,105,335		10,014,753		8,802,196
Loss on modification							1,602,174
Conversion of SAFEs						(6,049,766)
Third Party Convertible Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance		686,665	663,804		663,804	663,804	235,409
Change in fair value		68,582	22,861			(207,570)	307,569
Balance		$ 755,247	$ 686,665		$ 755,247		663,804
Loss on modification							$ 120,826
Conversion of SAFEs						$ (456,234)